PARTNERSHIP CAPITAL	12 Months Ended
Dec. 31, 2020
Equity [abstract]
PARTNERSHIP CAPITAL	PARTNERSHIP CAPITAL
As at December 31, 2020, our partnership’s capital structure was comprised of three classes of partnership units: units, preferred units and general partnership units. Units entitle the holder to their proportionate share of distributions. Preferred units entitle the holder to cumulative preferential cash distributions in accordance with their terms. General partnership units entitle the holder the right to govern the financial and operating policies of our partnership. The Holding LP’s capital structure is composed of four classes of partnership units: Special General Partner Units, Holding LP Class A Preferred Units, Managing General Partner Units and Redeemable Partnership Units held by Brookfield.
In its capacity as the holder of the Special General Partner Units of the Holding LP, the special general partner is entitled to incentive distribution rights which are based on the amount by which quarterly distributions on the Holding LP’s units (other than Holding LP Class A Preferred Units) exceed specified target levels. To the extent distributions on the Holding LP’s units (other than Holding LP Class A Preferred Units) exceed $0.1827 per quarter, the incentive distribution rights entitle the special general partner to 15% of incremental distributions above this threshold. To the extent that distributions on the Holding LP’s units (other than Holding LP Class A Preferred Units) exceed $0.198 per unit, the incentive distribution rights entitle the special general partner to 25% of incremental distributions above this threshold. During the year, the Holding LP paid incentive distributions of $183 million (2019: $158 million, 2018: $136 million). Prior to the special distribution, the above thresholds of $0.1827 and $0.198 were $0.203 and $0.22, respectively.
The Holding LP has issued 122 million Redeemable Partnership Units to Brookfield, which may, at the request of the holder, require the Holding LP to redeem the Redeemable Partnership Units for cash in an amount equal to the market value of our units. This right is subject to our partnership’s right of first refusal which entitles it, at its sole discretion, to elect to acquire any Redeemable Partnership Units so presented to the Holding LP in exchange for one of our partnership’s units (subject to certain customary adjustments). Both the units issued by our partnership and the Redeemable Partnership Units issued by the Holding LP have the same economic attributes in all respects, except for the redemption right described above. The Redeemable Partnership Units participate in earnings and distributions on a per Redeemable Partnership Unit basis equivalent to the per unit participation of the units of our partnership. Our partnership reflects the Redeemable Partnership Units issued to Brookfield by the Holding LP as non-controlling interest—Redeemable Partnership Units held by Brookfield.
(a)Special and Limited Partnership Capital

	Special General Partner Units			Limited Partnership Units			Total
UNITS MILLIONS	2020	2019	2018	2020	2019	2018	2020	2019	2018
Opening balance	1.6	1.6	1.6	293.5	277.3	276.6	295.1	278.9	278.2
Issued for cash	—	—	—	0.2	13.8	0.3	0.2	13.8	0.3
Conversion from Exchange LP Units	—	—	—	0.3	3.2	1.3	0.3	3.2	1.3
Conversion from BIPC exchangeable shares	—	—	—	1.4	—	—	1.4	—	—
Repurchased and cancelled	—	—	—	—	(0.8)	(0.9)	—	(0.8)	(0.9)
Ending balance	1.6	1.6	1.6	295.4	293.5	277.3	297.0	295.1	278.9

	Special General Partner			Limited Partners			Total
US$ MILLIONS	2020	2019	2018	2020	2019	2018	2020	2019	2018
Opening balance	$19	$19	$19	$5,495	$4,911	$4,907	$5,514	$4,930	$4,926
Unit issuance	—	—	—	9	559	14	9	559	14
Conversion from Exchange LP Units	—	—	—	3	53	20	3	53	20
Conversion from BIPC exchangeable shares	—	—	—	19	—	—	19	—	—
Repurchased and cancelled	—	—	—	—	(28)	(30)	—	(28)	(30)
Ending balance	$19	$19	$19	$5,526	$5,495	$4,911	$5,545	$5,514	$4,930
In July 2019, Brookfield Infrastructure issued 13.5 million L.P units at $42.50 per unit under shelf registrations in the U.S. and Canada. In total, $575 million of gross proceeds were raised through the issuance and $24 million in equity issuance costs were incurred. Concurrently, Brookfield Infrastructure issued approximately 6.1 million Redeemable Partnership Units to Brookfield for gross proceeds of $250 million. As Brookfield participated in the unit offering at a percentage greater than its ownership interest in the Holding LP prior to the equity offering, this resulted in a slight decrease in our partnership’s ownership interest in the Holding LP without resulting in a loss of control. The difference between the proportionate amount by which the non-controlling interest in Holding LP was increased and the proceeds of the Redeemable Partnership Unit offering resulted in a gain of $8 million that was recognized directly in equity.
During the year ended December 31, 2020, Brookfield Infrastructure repurchased and cancelled less than 0.1 million units for less than $0.1 million (2019: 0.8 million for $28 million, 2018: 0.9 million for $30 million) and incurred less than $1 million in commission costs (2019: less than $1 million, 2018: less than $1 million).
The gain on changes in ownership interest recognized in equity is recorded as ownership changes within the Consolidated Statements of Partnership Capital. Amounts in accumulated other comprehensive income (loss) at the date of the unit offering that were attributable to the limited partners were ratably allocated to accumulated other comprehensive income attributable to non-controlling interest—Redeemable Partnership Units held by Brookfield.
In June 2010, we implemented a distribution reinvestment plan (the “Plan”) that allows eligible holders of our partnership to purchase additional units by reinvesting their cash distributions. Under the Plan, units are acquired at a price per unit calculated by reference to the volume weighted average of the trading price for our units on the NYSE for the five trading days immediately preceding the relevant distribution date. During the year ended December 31, 2020, our partnership issued less than 1 million units for proceeds of $9 million (2019: less than 1 million units for proceeds of $8 million, 2018: less than 1 million units for proceeds of $14 million) under the Plan.
The weighted average number of Special General Partner Units outstanding for the year ended December 31, 2020 was 1.6 million (2019: 1.6 million, 2018: 1.6 million). The weighted average number of limited partnership units outstanding for the year ended December 31, 2020 was 294.7 million (2019: 285.6 million, 2018: 276.9 million).
Net income per limited partnership unit was $0.35 for the year ended December 31, 2020 (2019: $0.06, 2018: $0.53). Net income per limited partnership unit is calculated as the total net income attributable to limited partnership units, less preferred partnership distributions, divided by the average number of limited partnership units outstanding during the year ended December 31, 2020.
(b)Non-controlling interest—Redeemable Partnership Units held by Brookfield

	Non-controlling interest—Redeemable Partnership Units held by Brookfield
UNITS MILLIONS	2020	2019	2018
Opening balance	121.9	115.8	115.8
Issued for cash	—	6.1	—
Ending balance	121.9	121.9	115.8

	Non-controlling interest—Redeemable Partnership Units held by Brookfield
US$ MILLIONS	2020	2019	2018
Opening balance	$2,328	$2,078	$2,078
Unit issuance	—	250	—
Ending balance	$2,328	$2,328	$2,078
In July 2019, Brookfield Infrastructure issued 6.1 million Redeemable Partnership Units to Brookfield for proceeds of $250 million.
The weighted average number of Redeemable Partnership Units outstanding for the year ended December 31, 2020 was 122 million (2019: 118.6 million, 2018: 115.8 million).
(c) Non-controlling interest—BIPC exchangeable shares

	Non-controlling interest— BIPC exchangeable shares
UNITS MILLIONS	2020	2019	2018
Opening balance	—	—	—
Non-cash issuance	46.3	—	—
BIPC exchangeable shares conversion	(1.4)	—	—
Ending balance	44.9	—	—

	Non-controlling interest— BIPC exchangeable shares
US$ MILLIONS	2020	2019	2018
Opening balance	$—	$—	$—
BIPC exchangeable shares conversion	(19)	—	—
Ending balance	$(19)	$—	$—
On March 31, 2020, BIPC, a subsidiary of our partnership, issued 46.3 million BIPC exchangeable shares to unitholders as part of a special distribution. The distribution resulted in no cash proceeds to the partnership. The BIPC exchangeable shares provide holders with economic terms that are substantially equivalent to those of our units and are exchangeable, on a one-for-one basis, for our units. Given the exchangeable feature, the BIPC exchangeable shares are presented as a component of non-controlling interests. Refer to Note 1, Organization and Description of the Business, for further details.
During the year ended December 31, 2020, BIPC exchangeable shareholders of Brookfield Infrastructure Corporation exchanged 1.4 million BIPC exchangeable shares for $19 million of our units.
On July 29, 2020, Brookfield completed a secondary offering of BIPC for approximately 5 million BIPC exchangeable shares, inclusive of the over-allotment option, for net proceeds of approximately C$305 million. This transaction was conducted between BIPC and Brookfield and does not impact the partnership capital of our partnership.
(d) Non-controlling interest—Exchange LP Units

	Non-controlling interest—Exchange LP Units held by Brookfield
UNITS MILLIONS	2020	2019	2018
Opening balance	1.2	4.4	—
Unit issuance	0.1	—	5.7
Exchange LP conversion	(0.3)	(3.2)	(1.3)
Ending balance	1.0	1.2	4.4

	Non-controlling interest—Exchange LP Units held by Brookfield
US$ MILLIONS	2020	2019	2018
Opening balance	$159	$212	$—
Unit issuance	—	—	232
Exchange LP conversion	(3)	(53)	(20)
Ending balance	$156	$159	$212
On October 16, 2018, Exchange LP, a subsidiary of our partnership, issued 5.7 million Exchange LP Units for proceeds of $232 million in connection with the privatization of Enercare Inc. The Exchange LP Units provide holders with economic terms that are substantially equivalent to those of our units and are exchangeable, on a one-for-one basis, for our units. Given the exchangeable feature, we present the Exchange LP Units as a component of non-controlling interests.
During the year ended December 31, 2020, Exchange LP unitholders exchanged 0.3 million (2019: 3.2 million, 2018: 1.3 million) Exchange LP Units for $3 million (2019: $53 million, 2018: $20 million) of our units.
(e)    Preferred Unitholders’ Capital

	Preferred Units
UNITS MILLIONS	2020	2019	2018
Opening balance	49.9	49.9	32.0
Issued for cash	8.0	—	18.0
Repurchased and cancelled	—	—	(0.1)
Ending balance	57.9	49.9	49.9

	Preferred Units
US$ MILLIONS	2020	2019	2018
Opening balance	$935	$936	$595
Unit issuance	195	—	342
Repurchased and cancelled	—	(1)	(1)
Ending balance	$1,130	$935	$936
During the year ended December 31, 2020, our partnership did not repurchase or cancel any preferred units (2019: less than 0.1 million for $1 million, 2018: 0.1 million for $1 million).
On January 21, 2021, our partnership issued 8 million Series 14 Preferred Units, at $25 per unit, with a quarterly fixed distribution of 5.00% annually. In total, $200 million of gross proceeds were raised and $6 million in underwriting and issuance costs were incurred. Net proceeds of the issuance will be used to finance or refinance eligible green projects following criteria outlined by the International Capital Markets Association.
On September 21, 2020, our partnership issued 8 million Series 13 Preferred Units, at $25 per unit, with a quarterly fixed distribution of 5.125% annually. In total, $200 million of gross proceeds were raised and $5 million in underwriting and issuance costs were incurred. Net proceeds of the issuance will be used to finance or refinance eligible green projects following criteria outlined by the International Capital Markets Association.
On September 12, 2018, our partnership issued 10 million Series 11 Preferred Units at C$25 per unit with a quarterly fixed distribution at a rate of 5.10% annually for the initial period ending December 31, 2023. In total, C$250 million or $190 million of gross proceeds were raised, $4 million in underwriting costs were incurred and less than $1 million in issuance costs were incurred.
On January 23, 2018, our partnership issued 8 million Series 9 Preferred Units at C$25 per unit with a quarterly fixed distribution at a rate of 5.00% annually for the initial period ending March 31, 2023. In total, C$200 million or $161 million of gross proceeds were raised, $4 million in underwriting costs were incurred and less than $1 million in issuance costs were incurred.